ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Net loss	$ (8,299,692)	$ (5,872,268)
Net cash used in operations	(1,084,508)	(1,633,631)
Accumulated deficit	(22,854,556)	(14,554,864)
Members' deficit	(681,043)	$ 398,397	$ (95,299)
Working capital deficit	$ (688,226)